UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Cash Central Fund Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/17	% of fund's investments 11/30/16	% of fund's investments 5/31/16
1 - 7	93.6	53.3	56.6
8 - 30	5.8	20.2	22.5
31 - 60	0.6	10.1	11.0
61 - 90	0.0	6.6	8.1
91 - 180	0.0	9.8	1.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2017
Interfund Loans	0.1%
Certificates of Deposit	9.4%
Commercial Paper	2.1%
U.S. Government Agency Debt	2.0%
Non-Negotiable Time Deposit	22.9%
Other Instruments	3.5%
Repurchase Agreements	56.1%
Net Other Assets (Liabilities)	3.9%

As of November 30, 2016
Certificates of Deposit	7.7%
Commercial Paper	6.6%
U.S. Treasury Debt	36.7%
U.S. Government Agency Debt	4.6%
Non-Negotiable Time Deposit	18.8%
Other Instruments	1.4%
Repurchase Agreements	19.9%
Net Other Assets (Liabilities)	4.3%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017

Showing Percentage of Net Assets

Certificate of Deposit - 9.4%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 9.4%
Bayerische Landesbank
6/1/17 to 6/7/17	0.99%	$1,978,000,000	$1,978,014,508
Landesbank Baden-Wuerttemberg New York Branch
6/1/17 to 6/7/17	0.98	1,588,368,000	1,588,366,854
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,566,368,000)			3,566,381,362

Financial Company Commercial Paper - 2.1%
Landesbank Baden-Wurttemberg
6/2/17	0.98	400,000,000	399,978,320
Natexis Banques Populaires New York Branch
6/7/17	0.92	387,899,000	387,829,450
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $787,828,633)			787,807,770

U.S. Government Agency Debt - 2.0%
Federal Agencies - 2.0%
Federal Home Loan Bank
6/9/17 to 6/14/17
(Cost $768,838,648)	0.77 to 0.78	769,000,000	768,835,335

Non-Negotiable Time Deposit - 22.9%
Time Deposits - 22.9%
Australia & New Zealand Banking Group Ltd.
6/6/17	0.94	589,000,000	588,998,822
Bank of Nova Scotia
6/1/17	0.85	313,396,000	313,396,000
Barclays Bank PLC
6/1/17	0.95	1,988,300,000	1,988,300,000
BNP Paribas
6/2/17	0.96	976,500,000	976,500,000
Credit Agricole CIB
6/1/17 to 6/2/17	0.83 to 0.98	1,453,400,000	1,453,400,000
Credit Industriel et Commercial
6/1/17	0.83	522,000,000	522,000,000
DNB Bank ASA
6/1/17	0.83	565,000,000	565,000,000
ING Bank NV
6/1/17 to 6/6/17	0.97	685,300,000	685,299,658
Skandinaviska Enskilda Banken AB
6/1/17	0.83	1,168,000,000	1,168,000,000
Suntrust Bank (TD)
6/1/17	0.83	469,000,000	469,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $8,729,896,000)			8,729,894,480

Other Instrument - 3.5%
Corporate Bonds - 3.5%
International Bank for Reconstruction & Development
6/8/17 to 6/15/17
(Cost $1,339,636,421)	0.82	1,340,000,000	1,339,649,872

Interfund Loans - 0.1%
With:
Industrials Portfolio at 1.11% due 6/1/17(b)		11,933,000	11,933,000
Fidelity Information Technology Fund at 1.11% due 6/1/17(b)		42,688,000	42,688,000
TOTAL INTERFUND LOANS
(Cost $54,621,000)			54,621,000

U.S. Government Agency Repurchase Agreement - 3.4%
	Maturity Amount	Value
In a joint trading account at 0.79% dated 5/31/17 due 6/1/17 (Collateralized by U.S. Government Obligations) #	$	$
(Cost $1,298,127,000)	1,298,155,487	1,298,127,000

U.S. Treasury Repurchase Agreement - 52.1%
With:
BMO Harris Bank NA at 0.8%, dated 5/31/17 due 6/1/17 Collateralized by U.S. Treasury Obligations valued at $12,138,338, 1.75% , 3/31/22)	11,900,264	11,900,000
Commerz Markets LLC at 0.86%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $810,903,418, 0.88% - 2.25%, 5/31/18 - 5/15/26)	795,018,992	794,957,952
Federal Reserve Bank of New York at 0.75%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $19,039,396,678, 1.13% - 6.25%, 7/31/20 - 2/15/43)	19,039,396,646	19,039,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $19,845,900,000)		19,845,857,952

Other Repurchase Agreement - 0.6%
With:
Merrill Lynch, Pierce, Fenner & Smith at 2.17%, dated 4/25/17 due 7/24/17 (Collateralized by U.S. Treasury Obligations valued at $94,049,316, 2.63% - 6.00%, 11/15/20 - 2/15/26)	92,499,100	91,992,447
Societe Generale at 1.34%, dated 5/22/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $128,509,885, 2.12% - 9.75%, 11/21/18 - 11/15/95)(c)(d)	121,189,163	120,996,043
(Cost $213,000,000)		212,988,490
TOTAL INVESTMENT PORTFOLIO - 96.1%
(Cost $36,604,215,702)		36,604,163,261
NET OTHER ASSETS (LIABILITIES) - 3.9%		1,475,284,349
NET ASSETS - 100%		$38,079,447,610

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Loan is with an affiliated fund.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,298,127,000 due 6/01/17 at 0.79%
HSBC Securities (USA), Inc.	$1,298,127,000
$1,298,127,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017
Assets
Investment in securities, at value (including repurchase agreements of $21,356,973,442) — See accompanying schedule: Unaffiliated issuers (cost $36,549,594,702)	$36,549,542,261
Other affiliated issuers (cost $54,621,000)	54,621,000
Total Investments (cost $36,604,215,702)		$36,604,163,261
Cash		1,500,000,428
Interest receivable		2,795,816
Other affiliated receivables		13,003
Other receivables		304,239
Total assets		38,107,276,747
Liabilities
Distributions payable	$27,475,263
Other payables and accrued expenses	353,874
Total liabilities		27,829,137
Net Assets		$38,079,447,610
Net Assets consist of:
Paid in capital		$38,079,696,268
Distributions in excess of net investment income		(58,851)
Accumulated undistributed net realized gain (loss) on investments		(137,366)
Net unrealized appreciation (depreciation) on investments		(52,441)
Net Assets, for 38,072,002,932 shares outstanding		$38,079,447,610
Net Asset Value, offering price and redemption price per share ($38,079,447,610 ÷ 38,072,002,932 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2017
Investment Income
Interest (including $331,546 from affiliated interfund lending)		$200,324,817
Expenses
Custodian fees and expenses	$231,420
Independent trustees' fees and expenses	147,179
Interest	79,608
Total expenses before reductions	458,207
Expense reductions	(147,179)	311,028
Net investment income (loss)		200,013,789
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	66,931
Total net realized gain (loss)		66,931
Change in net unrealized appreciation (depreciation) on investment securities		(52,441)
Net increase in net assets resulting from operations		$200,028,279

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2017	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$200,013,789	$97,684,464
Net realized gain (loss)	66,931	2,829
Change in net unrealized appreciation (depreciation)	(52,441)	–
Net increase in net assets resulting from operations	200,028,279	97,687,293
Distributions to shareholders from net investment income	(200,014,543)	(97,683,412)
Affiliated share transactions
Proceeds from sales of shares	370,567,706,318	328,213,886,954
Reinvestment of distributions	(438)	438
Cost of shares redeemed	(370,154,182,600)	(320,727,004,832)
Net increase (decrease) in net assets and shares resulting from share transactions	413,523,280	7,486,882,560
Total increase (decrease) in net assets	413,537,016	7,486,886,441
Net Assets
Beginning of period	37,665,910,594	30,179,024,153
End of period	$38,079,447,610	$37,665,910,594
Other Information
Distributions in excess of net investment income end of period	$(58,851)	$(58,096)
Shares
Sold	370,511,126,694	328,213,886,954
Issued in reinvestment of distributions	(438)	438
Redeemed	(370,097,642,263)	(320,727,004,832)
Net increase (decrease)	413,483,993	7,486,882,560

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Cash Central Fund

Years ended May 31,	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0056	.003	.001	.001	.002
Net realized and unrealized gain (loss)	.0002	–B	–B	–B	–B
Total from investment operations	.0058	.003	.001	.001	.002
Distributions from net investment income	(.0056)	(.003)	(.001)	(.001)	(.002)
Total distributions	(.0056)	(.003)	(.001)	(.001)	(.002)
Net asset value, end of period	$1.0002	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.58%	.27%	.13%	.10%	.17%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	.56%	.28%	.13%	.10%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$38,079,448	$37,665,911	$30,179,024	$40,332,769	$45,952,520

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2017

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

In accordance with amendments to Rule 2a-7 of the 1940 Act, the Fund has been designated an institutional money market fund. Effective September 19, 2016, the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Prior to September 19, 2016, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities were valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Effective September 19, 2016, valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$28,038
Gross unrealized depreciation	(80,479)
Net unrealized appreciation (depreciation) on securities	$(52,441)
Tax Cost	$36,604,215,702

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$245,390
Capital loss carryforward	$(137,364)
Net unrealized appreciation (depreciation) on securities and other investments	$(52,441)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(137,364)

The tax character of distributions paid was as follows:

	May 31, 2017	May 31, 2016
Ordinary Income	$200,014,543	$97,683,412

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $163,159,630 and the weighted average interest rate was .15% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate
Lender	$18,800,006.73%

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $20,228.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $147,179.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were owners of record of all the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Central Fund (a fund of Fidelity Revere Street Trust) as of May 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Cash Central Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
July 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 261 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Actual	.0008%	$1,000.00	$1,003.50	$-C
Hypothetical-D		$1,000.00	$1,024.93	$-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C Amount represents less than $.05 per share.

 D 5% return per year before expenses

Distributions (Unaudited)

A total of 20.30% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $102,590,730 of distributions paid during the period January 1, 2017 to May 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TCC-ANN-0717
1.743118.117

Fidelity® Securities Lending Cash Central Fund Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/17	% of fund's investments 11/30/16	% of fund's investments 5/31/16
1 - 7	93.6	62.1	36.5
8 - 30	5.8	16.7	32.9
31 - 60	0.6	11.5	14.9
61 - 90	0.0	3.5	13.9
91 - 180	0.0	6.2	1.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2017
Certificates of Deposit	9.1%
Commercial Paper	2.0%
U.S. Treasury Debt	0.9%
U.S. Government Agency Debt	1.8%
Non-Negotiable Time Deposit	22.6%
Other Instruments	3.7%
Repurchase Agreements	55.6%
Net Other Assets (Liabilities)	4.3%

As of November 30, 2016
Certificates of Deposit	15.1%
Commercial Paper	1.9%
U.S. Treasury Debt	21.7%
U.S. Government Agency Debt	8.8%
Non-Negotiable Time Deposit	17.4%
Other Instruments	1.5%
Repurchase Agreements	28.7%
Net Other Assets (Liabilities)	4.9%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017

Showing Percentage of Net Assets

Certificate of Deposit - 9.1%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 9.1%
Bayerische Landesbank
6/1/17 to 6/7/17	0.99%	$1,147,000,000	$1,147,008,347
Landesbank Baden-Wuerttemberg New York Branch
6/1/17 to 6/7/17	0.98	954,000,000	953,999,290
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,101,000,001)			2,101,007,637

Financial Company Commercial Paper - 2.0%
Landesbank Baden-Wurttemberg
6/2/17	0.98	237,000,000	236,987,155
Natexis Banques Populaires New York Branch
6/7/17	0.92	232,000,000	231,958,402
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $468,957,975)			468,945,557

U.S. Treasury Debt - 0.9%
U.S. Treasury Obligations - 0.9%
U.S. Treasury Notes
10/31/17
(Cost $200,048,818)	1.13 (b)	200,000,000	200,184,200

U.S. Government Agency Debt - 1.8%
Federal Agencies - 1.8%
Federal Home Loan Bank
6/9/17 to 6/14/17
(Cost $430,906,394)	0.77 to 0.78	431,000,000	430,904,415

Non-Negotiable Time Deposit - 22.6%
Time Deposits - 22.6%
Australia & New Zealand Banking Group Ltd.
6/6/17	0.94	347,000,000	346,999,306
Bank of Nova Scotia
6/1/17	0.85	188,000,000	188,000,000
Barclays Bank PLC
6/1/17	0.95	1,191,300,000	1,191,300,000
BNP Paribas
6/2/17	0.96	569,000,000	569,000,000
Credit Agricole CIB
6/1/17 to 6/2/17	0.83 to 0.98	867,000,000	867,000,000
Credit Industriel et Commercial
6/1/17	0.83	313,000,000	313,000,000
DNB Bank ASA
6/1/17	0.83	377,000,000	377,000,000
ING Bank NV
6/1/17 to 6/6/17	0.97	404,000,000	403,999,799
Skandinaviska Enskilda Banken AB
6/1/17	0.83	700,000,000	700,000,000
Suntrust Bank (TD)
6/1/17	0.83	281,000,000	281,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $5,237,300,000)			5,237,299,105

Other Instrument - 3.7%
Corporate Bonds - 3.7%
International Bank for Reconstruction & Development
6/8/17 to 6/15/17
(Cost $859,766,801)	0.82	860,000,000	859,775,428

U.S. Government Agency Repurchase Agreement - 1.9%
	Maturity Amount	Value
In a joint trading account at 0.79% dated 5/31/17 due 6/1/17 (Collateralized by U.S. Government Obligations) #	$	$
(Cost $446,259,000)	446,268,793	446,259,000

U.S. Treasury Repurchase Agreement - 53.1%
With:
BMO Harris Bank NA at 0.8%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $7,140,208, 0.63% - 1.25%, 9/30/17 - 3/31/21)	7,000,156	7,000,000
Commerz Markets LLC at 0.86%, dated 5/31/17 due 6/1/17 (Collateralized by U.S. Treasury Obligations valued at $485,524,856, 0.00% - 0.75%, 3/29/18 - 7/15/19)	476,011,371	475,974,824
Federal Reserve Bank of New York at 0.75%, dated 5/31/17 due 6/1/17:
(Collateralized by U.S. Treasury Obligations valued at $11,810,246,042, 1.38% - 6.25%, 2/15/20 - 2/15/43)	11,810,246,041	11,810,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $12,293,000,000)		12,292,974,824

Other Repurchase Agreement - 0.6%
Other Repurchase Agreement - 0.6%
With:
Merrill Lynch, Pierce, Fenner & Smith at 2.17%, dated 4/25/17 due 7/24/17 (Collateralized by U.S. Treasury Obligations valued at $58,317,965, 3.75% - 6.13%, 8/15/29 - 8/15/41)	57,309,225	56,995,320
Societe Generale at 1.34%, dated 5/22/17 due 7/3/17 (Collateralized by Corporate Obligations valued at $84,344,018, 1.82% - 10.00%, 6/01/18 - 11/15/95)(b)(c)	79,123,503	78,997,417
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $136,000,000)		135,992,737
TOTAL INVESTMENT PORTFOLIO - 95.7%
(Cost $22,173,238,989)		22,173,342,903
NET OTHER ASSETS (LIABILITIES) - 4.3%		984,217,152
NET ASSETS - 100%		$23,157,560,055

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$446,259,000 due 6/01/17 at 0.79%
HSBC Securities (USA), Inc.	$446,259,000
$446,259,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017
Assets
Investment in securities, at value (including repurchase agreements of $12,875,226,561) — See accompanying schedule: Unaffiliated issuers (cost $22,173,238,989)		$22,173,342,903
Cash		1,000,000,709
Interest receivable		1,917,182
Other receivables		176,063
Total assets		23,175,436,857
Liabilities
Distributions payable	$17,666,490
Other payables and accrued expenses	210,312
Total liabilities		17,876,802
Net Assets		$23,157,560,055
Net Assets consist of:
Paid in capital		$23,158,420,795
Accumulated undistributed net realized gain (loss) on investments		(964,654)
Net unrealized appreciation (depreciation) on investments		103,914
Net Assets, for 23,154,177,073 shares outstanding		$23,157,560,055
Net Asset Value, offering price and redemption price per share ($23,157,560,055 ÷ 23,154,177,073 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2017
Investment Income
Interest		$125,244,021
Expenses
Custodian fees and expenses	$157,161
Independent trustees' fees and expenses	86,438
Interest	44,070
Total expenses before reductions	287,669
Expense reductions	(86,438)	201,231
Net investment income (loss)		125,042,790
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		45,982
Total net realized gain (loss)		45,982
Change in net unrealized appreciation (depreciation) on investment securities		103,914
Net increase in net assets resulting from operations		$125,192,686

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2017	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$125,042,790	$71,817,526
Net realized gain (loss)	45,982	(696)
Change in net unrealized appreciation (depreciation)	103,914	–
Net increase in net assets resulting from operations	125,192,686	71,816,830
Distributions to shareholders from net investment income	(125,041,372)	(71,816,888)
Affiliated share transactions
Proceeds from sales of shares	116,768,636,615	116,988,177,065
Cost of shares redeemed	(115,452,271,090)	(120,731,586,343)
Net increase (decrease) in net assets and shares resulting from share transactions	1,316,365,525	(3,743,409,278)
Total increase (decrease) in net assets	1,316,516,839	(3,743,409,336)
Net Assets
Beginning of period	21,841,043,216	25,584,452,552
End of period	$23,157,560,055	$21,841,043,216
Other Information
Undistributed net investment income end of period	$–	$598
Shares
Sold	116,755,690,128	116,988,177,065
Redeemed	(115,440,064,479)	(120,731,586,343)
Net increase (decrease)	1,315,625,649	(3,743,409,278)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Securities Lending Cash Central Fund

Years ended May 31,	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0059	.003	.001	.001	.002
Net realized and unrealized gain (loss)	.0001	–B	–B	–B	–B
Total from investment operations	.0060	.003	.001	.001	.002
Distributions from net investment income	(.0059)	(.003)	(.001)	(.001)	(.002)
Total distributions	(.0059)	(.003)	(.001)	(.001)	(.002)
Net asset value, end of period	$1.0001	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.60%	.30%	.13%	.10%	.17%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	.60%	.30%	.13%	.10%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$23,157,560	$21,841,043	$25,584,453	$24,033,517	$18,970,578

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2017

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

In accordance with amendments to Rule 2a-7 of the 1940 Act, the Fund has been designated an institutional money market fund. Effective September 19, 2016, the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Prior to September 19, 2016, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities were valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Effective September 19, 2016, valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$152,402
Gross unrealized depreciation	(48,488)
Net unrealized appreciation (depreciation) on securities	$103,914
Tax Cost	$22,173,238,989

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$178,711
Capital loss carryforward	$(966,704)
Net unrealized appreciation (depreciation) on securities and other investments	$103,914

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(966,704)

The tax character of distributions paid was as follows:

	May 31, 2017	May 31, 2016
Ordinary Income	$125,041,372	$ 71,816,888

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $76,302,028 and the weighted average interest rate was .22% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $9,088.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $86,438.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Securities Lending Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Securities Lending Cash Central Fund (a fund of Fidelity Revere Street Trust) as of May 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Securities Lending Cash Central Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
July 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 261 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Actual	.0010%	$1,000.00	$1,003.50	$--C
Hypothetical-D		$1,000.00	$1,024.93	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C Amount represents less than $.005.

 D 5% return per year before expenses

Distributions (Unaudited)

A total of 16.59% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $ 65,745,510 of distributions paid during the period January 1, 2017 to May 31, 2017 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CCC-ANN-0717
1.734009.118

Fidelity® Tax-Free Cash Central Fund Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/17	% of fund's investments 11/30/16	% of fund's investments 5/31/16
1 - 7	99.5	99.4	99.7
8 - 30	0.3	0.5	0.1
31 - 60	0.2	0.1	0.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2017
Variable Rate Demand Notes (VRDNs)	74.6%
Tender Option Bond	22.3%
Other Municipal Security	1.7%
Net Other Assets (Liabilities)	1.4%

As of November 30, 2016
Variable Rate Demand Notes (VRDNs)	81.2%
Tender Option Bond	18.0%
Other Municipal Security	0.8%

Investments May 31, 2017

Showing Percentage of Net Assets

Variable Rate Demand Note - 74.6%
	Principal Amount	Value
Alabama - 4.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 0.86% 6/1/17, VRDN (a)	$5,800,000	$5,800,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.93% 6/7/17, VRDN (a)	800,000	800,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.88% 6/1/17, VRDN (a)	24,150,000	24,150,000
		30,750,000
Alaska - 0.8%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.81% 6/7/17, VRDN (a)	2,800,000	2,800,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.81% 6/7/17, VRDN (a)	3,125,000	3,125,000
Series 1994 C, 0.78% 6/7/17, VRDN (a)	300,000	300,000
		6,225,000
Connecticut - 0.8%
Connecticut Gen. Oblig. Series 2016 C, 0.95% 6/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	5,400,000	5,400,000
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 0.76% 6/7/17, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
		6,400,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.9% 6/7/17, VRDN (a)	300,000	300,000
Series 1999 A, 0.85% 6/7/17, VRDN (a)	500,000	500,000
		800,000
District Of Columbia - 0.7%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.84% 6/7/17, LOC Bank of America NA, VRDN (a)	5,280,000	5,280,000
Florida - 8.3%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.81% 6/1/17, LOC Bank of America NA, VRDN (a)	3,000,000	3,000,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.82% 6/1/17, VRDN (a)	8,235,000	8,235,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.81% 6/1/17, VRDN (a)	9,600,000	9,600,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.83% 6/1/17, LOC Bank of America NA, VRDN (a)	3,900,000	3,900,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.82% 6/1/17, VRDN (a)	12,900,000	12,900,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.8% 6/1/17, VRDN (a)	3,500,000	3,500,000
North Broward Hosp. District Rev. 0.76% 6/7/17, LOC Northern Trust Co., VRDN (a)	8,350,000	8,350,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.8% 6/7/17, LOC Branch Banking & Trust Co., VRDN (a)	1,500,000	1,500,000
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.85% 6/7/17, LOC Northern Trust Co., VRDN (a)	4,310,000	4,310,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.76% 6/7/17, LOC Northern Trust Co., VRDN (a)	7,200,000	7,200,000
		62,495,000
Georgia - 4.2%
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.8% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	32,105,000	32,105,000
Illinois - 4.7%
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.77% 6/7/17, LOC Northern Trust Co., VRDN (a)	10,000,000	10,000,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.78% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	1,400,000	1,400,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 D2, 0.8% 6/1/17, LOC PNC Bank NA, VRDN (a)	7,350,000	7,350,000
Series 2011 B, 0.76% 6/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	10,700,000	10,700,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.79% 6/7/17, LOC Freddie Mac, VRDN (a)	6,500,000	6,500,000
		35,950,000
Indiana - 1.0%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 F, 0.76% 6/7/17, LOC Bank of New York, New York, VRDN (a)	3,600,000	3,600,000
Series 2008 G, 0.76% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	3,600,000	3,600,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 6/7/17, VRDN (a)	300,000	300,000
Series I, 0.94% 6/7/17, VRDN (a)	200,000	200,000
		7,700,000
Iowa - 0.3%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B2, 0.81% 6/7/17, LOC MUFG Union Bank NA, VRDN (a)	1,300,000	1,300,000
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.81% 6/7/17, VRDN (a)	1,200,000	1,200,000
		2,500,000
Louisiana - 6.7%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 0.78% 6/1/17 (Exxon Mobil Corp. Guaranteed), VRDN (a)	21,300,000	21,300,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2008 A, 0.81% 6/1/17, VRDN (a)	18,800,000	18,800,000
Series 2010, 0.77% 6/7/17, VRDN (a)	300,000	300,000
(Christus Health Proj.) Series 2008 B, 0.77% 6/7/17, VRDN (a)	1,600,000	1,600,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.81% 6/1/17, VRDN (a)	8,700,000	8,700,000
		50,700,000
Maryland - 0.7%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
Series 2004 C, 0.75% 6/7/17, LOC TD Banknorth, NA, VRDN (a)	3,915,000	3,915,000
Series 2011 A, 0.75% 6/7/17, LOC TD Banknorth, NA, VRDN (a)	1,200,000	1,200,000
		5,115,000
Massachusetts - 2.7%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A2, 0.78% 6/7/17, LOC Barclays Bank PLC, VRDN (a)	19,500,000	19,500,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.75% 6/7/17, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
		20,500,000
Michigan - 0.9%
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.82% 6/1/17, LOC Comerica Bank, VRDN (a)	6,500,000	6,500,000
Mississippi - 3.5%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.79% 6/1/17 (Chevron Corp. Guaranteed), VRDN (a)	8,400,000	8,400,000
Series 2011 F, 0.79% 6/1/17, VRDN (a)	17,800,000	17,800,000
		26,200,000
New York - 21.6%
New York City Gen. Oblig.:
Series 2008 J6, 0.85% 6/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,095,000	2,095,000
Series 2008, 0.82% 6/2/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	20,000,000	20,000,000
Series 2012 G6, 0.82% 6/1/17 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	2,200,000	2,200,000
Series 2013 A2, 0.82% 6/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	12,000,000	12,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB1, 0.81% 6/1/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,500,000	10,500,000
Series 2013 AA-1, 0.82% 6/1/17 (Liquidity Facility PNC Bank NA), VRDN (a)	2,250,000	2,250,000
Series 2017 BB:
0.84% 6/1/17 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	3,400,000	3,400,000
0.84% 6/1/17 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	3,800,000	3,800,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.83% 6/2/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	8,520,000	8,520,000
Series 2010, 0.82% 6/2/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	13,355,000	13,355,000
Series 2016 E4, 0.8% 6/1/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,000,000	7,000,000
Series C, 0.79% 6/1/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	5,400,000	5,400,000
New York Dorm. Auth. Revs. (City Univ. Proj.) Series 2008 D, 0.75% 6/7/17, LOC TD Banknorth, NA, VRDN (a)	2,100,000	2,100,000
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.):
Series 2009 A, 0.82% 6/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,000,000	10,000,000
Series 2009 B, 0.82% 6/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,400,000	1,400,000
Series 2013 A, 0.81% 6/1/17, LOC PNC Bank NA, VRDN (a)	24,000,000	24,000,000
Series 2015 A1, 0.76% 6/7/17, LOC Bank of New York, New York, VRDN (a)	9,600,000	9,600,000
New York Metropolitan Trans. Auth. Rev. Series 2005 E1, 0.83% 6/1/17, LOC Bank of Montreal, VRDN (a)	4,605,000	4,605,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.83% 6/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	21,300,000	21,300,000
		163,525,000
North Carolina - 2.7%
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.8% 6/7/17, LOC Branch Banking & Trust Co., VRDN (a)	4,000,000	4,000,000
Series 2008 A2, 0.8% 6/7/17, LOC Branch Banking & Trust Co., VRDN (a)	1,000,000	1,000,000
(WakeMed Proj.):
Series 2009 B, 0.75% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,000,000	5,000,000
Series 2009 C, 0.75% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,640,000	5,640,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, 0.75% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	5,200,000	5,200,000
		20,840,000
Pennsylvania - 0.2%
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)	1,100,000	1,100,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 0.88% 6/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	395,000	395,000
		1,495,000
South Carolina - 0.2%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 0.82% 6/7/17, LOC Branch Banking & Trust Co., VRDN (a)	1,300,000	1,300,000
Tennessee - 6.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.86% 6/1/17, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Series 2005, 0.86% 6/1/17, LOC Bank of America NA, VRDN (a)	15,570,000	15,570,000
Series 2008, 0.86% 6/1/17, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.) Series 2006, 0.86% 6/1/17, LOC Bank of America NA, VRDN (a)	13,475,000	13,475,000
Series 2008, 0.86% 6/1/17, LOC Bank of America NA, VRDN (a)	11,000,000	11,000,000
		46,645,000
Texas - 3.0%
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.82% 6/7/17 (Total SA Guaranteed), VRDN (a)	300,000	300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.82% 6/7/17 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 0.82% 6/7/17 (Total SA Guaranteed), VRDN (a)	6,300,000	6,300,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.82% 6/7/17 (Total SA Guaranteed), VRDN (a)	700,000	700,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.79% 6/1/17, LOC TD Banknorth, NA, VRDN (a)	12,550,000	12,550,000
		22,850,000
Washington - 1.1%
Vancouver Hsg. Auth. Rev. Series 2008, 0.76% 6/7/17, LOC Freddie Mac, VRDN (a)	2,135,000	2,135,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 0.8% 6/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	6,300,000	6,300,000
		8,435,000
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.87% 6/7/17, VRDN (a)	630,000	630,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $564,940,000)		564,940,000

Tender Option Bond - 22.3%
Arizona - 0.1%
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	300,000	300,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	500,000	500,000
		800,000
California - 0.3%
Dignity Health Participating VRDN Series 17 04, 0.86% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	600,000	600,000
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3288, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000,000	2,000,000
		2,600,000
Colorado - 3.7%
Childrens Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.86% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	200,000	200,000
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 0.98% 6/7/17 (Liquidity Facility Citibank NA) (a)(b)	200,000	200,000
Series ZF 04 17, 0.93% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	295,000	295,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.88% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,200,000	1,200,000
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,500,000	1,500,000
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	595,000	595,000
JPMorgan Chase Participating VRDN Series 5008, 0.84% 6/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	24,000,000	24,000,000
		27,990,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN Series Putters 5003, 0.84% 6/1/17 (Liquidity Facility J.P. Morgan Securities, LLC) (a)(b)	2,900,000	2,900,000
District Of Columbia - 0.5%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
District of Columbia Gen. Oblig. Bonds Series 2016 23, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	2,795,000	2,795,000
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
		3,495,000
Florida - 0.6%
Brooks Health Sys. Participating VRDN Series XG 0064, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	800,000	800,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 12017, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,200,000	1,200,000
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series Solar 17 02, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	900,000	900,000
Participating VRDN Series Putters 2539, 0.83% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	700,000	700,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	500,000	500,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
		4,500,000
Georgia - 0.5%
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters ZM 01 52, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,735,000	3,735,000
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series Solar 17 0031, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	300,000	300,000
Honolulu City & County Gen. Oblig. Bonds Series 2016, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	400,000	400,000
		700,000
Illinois - 3.3%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	700,000	700,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.03% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	100,000	100,000
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	200,000	200,000
Southwestern Ill Dev. Auth. Heal Participating VRDN Series Putters 5014, 0.84% 6/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	23,500,000	23,500,000
The County of Cook Participating VRDN Series XF 23 13, 0.93% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.84% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500,000	500,000
		25,300,000
Indiana - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	650,000	650,000
Kansas - 0.0%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.88% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Kentucky - 0.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
Louisiana - 0.5%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.83% 6/7/17 (Liquidity Facility Citibank NA) (a)(b)	3,100,000	3,100,000
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	600,000	600,000
		3,700,000
Maryland - 0.1%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.95% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	700,000	700,000
Massachusetts - 0.7%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.81% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	4,200,000	4,200,000
Series Clipper 07 41, 0.81% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	1,000,000	1,000,000
		5,200,000
Michigan - 1.7%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,100,000	1,100,000
JPMorgan Chase Participating VRDN Series Putters 5010, 0.84% 6/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	10,000,000	10,000,000
Michigan Fin. Auth. Rev. Participating VRDN Series RBC 2016 ZM0131, 0.81% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,000,000	1,000,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
		13,100,000
Mississippi - 0.5%
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(b)	3,600,000	3,600,000
Missouri - 0.2%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,500,000	1,500,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
Series Floaters XX 10 04, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
		700,000
Nevada - 0.5%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(b)	4,050,000	4,050,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.97% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
North Carolina - 0.0%
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.84%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	245,000	245,000
Ohio - 0.9%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	100,000	100,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 7/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	300,000	300,000
Ohio Hosp. Facilities Rev. Participating VRDN Series 2015 XF0105, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,200,000	6,200,000
		6,600,000
Oklahoma - 0.1%
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	400,000	400,000
Pennsylvania - 2.4%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 5011, 0.84% 6/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	18,000,000	18,000,000
South Carolina - 0.7%
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	400,000	400,000
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,495,000	1,495,000
South Carolina Gen. Oblig. Participating VRDN Series 2017, 0.93% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	300,000	300,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2017 XF 2425, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,075,000	2,075,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.93% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	870,000	870,000
		5,140,000
Texas - 1.2%
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	300,000	300,000
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(b)	2,600,000	2,600,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	495,000	495,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	300,000	300,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series 16 ZF 0307, 0.88% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000,000	5,000,000
		8,695,000
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.83% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	600,000	600,000
Vermont - 0.4%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,850,000	2,850,000
Virginia - 0.3%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(b)	2,100,000	2,100,000
Virginia Gen. Oblig. Bonds Series 2016 11, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	280,000	280,000
		2,380,000
Washington - 2.1%
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(b)	15,775,000	15,775,000
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.82% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	800,000	800,000
Series Clipper 09 53, 0.82% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	700,000	700,000
Wisconsin Health & Edl. Facilities Auth. Participating VRDN Series 2016, 0.94% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
		1,800,000
TOTAL TENDER OPTION BOND
(Cost $168,605,000)		168,605,000

Other Municipal Security - 1.7%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	495,000	495,000
Series 2010 A2, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,900,000	1,900,000
		2,395,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1% tender 6/7/17, CP mode	500,000	500,010
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 2017, 1.05% tender 6/9/17, CP mode	400,000	400,016
Series 93B:
1% tender 6/15/17, CP mode	600,000	600,030
1% tender 6/22/17, CP mode	1,000,000	1,000,040
Series 1993 A, 1% tender 7/13/17, CP mode	1,400,000	1,400,000
		3,400,086
Texas - 0.8%
Harris County Gen. Oblig.:
Series A1, 0.79% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,000,000	2,000,080
Series D:
0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank), CP	3,900,000	3,900,039
0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank), CP	500,000	500,000
		6,400,119
TOTAL OTHER MUNICIPAL SECURITY
(Cost $12,695,000)		12,695,215
TOTAL INVESTMENT PORTFOLIO - 98.6%
(Cost $746,240,000)		746,240,215
NET OTHER ASSETS (LIABILITIES) - 1.4%		10,352,464
NET ASSETS - 100%		$756,592,679

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $300,000 or 0.0% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $746,240,000)		$746,240,215
Cash		8,438
Receivable for investments sold
Regular delivery		1,250,000
Delayed delivery		8,800,000
Interest receivable		785,931
Other receivables		1,945
Total assets		757,086,529
Liabilities
Distributions payable	$491,396
Other payables and accrued expenses	2,454
Total liabilities		493,850
Net Assets		$756,592,679
Net Assets consist of:
Paid in capital		$756,592,315
Accumulated undistributed net realized gain (loss) on investments		149
Net unrealized appreciation (depreciation) on investments		215
Net Assets, for 756,542,011 shares outstanding		$756,592,679
Net Asset Value, offering price and redemption price per share ($756,592,679 ÷ 756,542,011 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2017
Investment Income
Interest		$5,212,759
Expenses
Custodian fees and expenses	$10,520
Independent trustees' fees and expenses	3,838
Total expenses before reductions	14,358
Expense reductions	(13,970)	388
Net investment income (loss)		5,212,371
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,349
Total net realized gain (loss)		2,349
Change in net unrealized appreciation (depreciation) on investment securities		215
Net increase in net assets resulting from operations		$5,214,935

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2017	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,212,371	$1,017,295
Net realized gain (loss)	2,349	93,695
Change in net unrealized appreciation (depreciation)	215	–
Net increase in net assets resulting from operations	5,214,935	1,110,990
Distributions to shareholders from net investment income	(5,212,371)	(1,017,292)
Distributions to shareholders from net realized gain	–	(504,578)
Total distributions	(5,212,371)	(1,521,870)
Affiliated share transactions
Proceeds from sales of shares	4,929,302,000	1,044,569,000
Cost of shares redeemed	(5,598,442,000)	(539,891,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(669,140,000)	504,678,000
Total increase (decrease) in net assets	(669,137,436)	504,267,120
Net Assets
Beginning of period	1,425,730,115	921,462,995
End of period	$756,592,679	$1,425,730,115
Other Information
Shares
Sold	4,929,110,095	1,044,569,000
Redeemed	(5,598,274,757)	(539,891,000)
Net increase (decrease)	(669,164,662)	504,678,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Free Cash Central Fund

Years ended May 31,	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0064	.001	–B	.001	.002
Net realized and unrealized gain (loss)B	.0001	–	–	–	–
Total from investment operations	.0065	.001	–B	.001	.002
Distributions from net investment income	(.0064)	(.001)	–B	(.001)	(.002)
Distributions from net realized gain	–	–B	–B	–	–
Total distributions	(.0064)	(.001)	–B	(.001)	(.002)
Net asset value, end of period	$1.0001	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.65%	.12%	.05%	.06%	.15%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	.61%	.09%	.04%	.06%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$756,593	$1,425,730	$921,463	$955,734	$1,017,680

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2017

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

In accordance with amendments to Rule 2a-7 of the 1940 Act, the Fund has been designated an institutional money market fund. Effective September 12, 2016, the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Prior to September 12, 2016, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities were valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Effective September 12, 2016, valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$215
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$215
Tax Cost	$746,240,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$149
Net unrealized appreciation (depreciation) on securities and other investments	$215

The tax character of distributions paid was as follows:

	May 31, 2017	May 31, 2016
Tax-exempt Income	5,212,371	1,017,292
Long-term Capital Gains	–	504,578
Total	$5,212,371	$ 1,521,870

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,838.

In addition through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10,132.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the Fund), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Cash Central Fund as of May 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 261 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction cost, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Actual	.0014%	$1,000.00	$1,003.80	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2017, 100% of the fund's income dividends was free from federal income tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TFC-ANN-0717
1.795174.113

Fidelity® Municipal Cash Central Fund Annual Report May 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 5/31/17	% of fund's investments 11/30/16	% of fund's investments 5/31/16
1 - 7	98.8	98.0	98.9
8 - 30	1.0	1.2	0.4
31 - 60	0.2	0.1	0.4
91 - 180	0.0	0.7	0.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2017
Variable Rate Demand Notes (VRDNs)	74.1%
Tender Option Bond	23.7%
Other Municipal Security	2.1%
Net Other Assets (Liabilities)	0.1%

As of November 30, 2016
Variable Rate Demand Notes (VRDNs)	81.4%
Tender Option Bond	16.6%
Other Municipal Security	1.8%
Net Other Assets (Liabilities)	0.2%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2017

Showing Percentage of Net Assets

Variable Rate Demand Note - 74.1%
	Principal Amount	Value
Alabama - 3.9%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.91% 6/7/17, VRDN (a)(b)	$2,500,000	$2,500,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.93% 6/7/17, VRDN (a)	2,100,000	2,100,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.9% 6/1/17, VRDN (a)(b)	30,265,000	30,265,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.9% 6/1/17, VRDN (a)(b)	25,790,000	25,790,000
		60,655,000
Alaska - 0.9%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.81% 6/7/17, VRDN (a)	12,000,000	12,000,000
Series 2002, 0.81% 6/7/17, VRDN (a)	1,800,000	1,800,000
		13,800,000
Arizona - 0.8%
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.81% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	2,660,325	2,660,325
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.84% 6/7/17, VRDN (a)	4,000,000	4,000,000
		11,660,325
Arkansas - 0.9%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.93% 6/7/17, LOC Fannie Mae, VRDN (a)	810,000	810,000
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.91% 6/7/17, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 0.94% 6/7/17, VRDN (a)(b)	6,600,000	6,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.96% 6/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	5,400,000	5,400,000
		14,210,000
California - 0.3%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Coventry Place Apts. Proj.) Series 2002 JJ, 0.81% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	5,135,000	5,135,000
Connecticut - 0.8%
Connecticut Gen. Oblig. Series 2016 C, 0.95% 6/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	13,200,000	13,200,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1% 6/1/17, VRDN (a)(b)	500,000	500,000
Series 1988, 1% 6/1/17, VRDN (a)(b)	1,400,000	1,400,000
Series 1993 C, 0.9% 6/7/17, VRDN (a)	1,000,000	1,000,000
Series 1994, 1% 6/1/17, VRDN (a)(b)	1,100,000	1,100,000
Series 1999 B, 0.9% 6/7/17, VRDN (a)(b)	700,000	700,000
		4,700,000
District Of Columbia - 0.5%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A, 0.82% 6/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	7,525,000	7,525,000
Florida - 14.6%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	14,820,000	14,820,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.91% 6/1/17, VRDN (a)(b)	68,000,000	68,000,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.78% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	8,505,000	8,505,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	6,500,000	6,500,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	13,270,000	13,270,000
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	6,850,000	6,850,000
(Riverwalk I Apts. Proj.) Series 2008 E, 0.8% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	4,850,000	4,850,000
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	8,155,000	8,155,000
FNMA Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mill Creek Apts. Proj.) Series 2004 K, 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	10,100,000	10,100,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 0.81% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	6,500,000	6,500,000
(Morgan Creek Apts. Proj.) Series 2003, 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	12,100,000	12,100,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.79% 6/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	22,000,000	22,000,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.8% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,300,000	1,300,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.8% 6/7/17, LOC Branch Banking & Trust Co., VRDN (a)	3,400,000	3,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Glenn Millenia Proj.) Series 2001 C, 0.76% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	6,460,000	6,460,000
(West Point Villas Apts. Proj.) Series 2000 F, 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	10,040,000	10,040,000
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.78% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	4,985,000	4,985,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.78% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	8,000,000	8,000,000
		229,335,000
Georgia - 3.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.98% 6/1/17, VRDN (a)	1,200,000	1,200,000
First Series 2009, 0.97% 6/1/17, VRDN (a)	6,100,000	6,100,000
Second Series 1995, 0.97% 6/1/17, VRDN (a)	12,800,000	12,800,000
Series 2012, 0.98% 6/1/17, VRDN (a)(b)	2,600,000	2,600,000
FHLMC Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.81% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	2,500,000	2,500,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.8% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	16,820,000	16,820,000
Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.83% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	6,855,000	6,855,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.83% 6/7/17, VRDN (a)(b)	4,600,000	4,600,000
		53,475,000
Illinois - 1.1%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	1,175,000	1,175,000
Chicago Midway Arpt. Rev.:
Series 2004 C2, 0.83% 6/7/17, LOC Bank of Montreal, VRDN (a)(b)	870,000	870,000
Series 2014 C, 0.86% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,770,000	11,770,000
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 0.83% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	1,360,000	1,360,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 0.82% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,190,000	1,190,000
		16,365,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.91% 6/7/17, VRDN (a)(b)	5,400,000	5,400,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 6/7/17, VRDN (a)	1,000,000	1,000,000
Series I, 0.94% 6/7/17, VRDN (a)	400,000	400,000
		6,800,000
Iowa - 1.8%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B2, 0.81% 6/7/17, LOC MUFG Union Bank NA, VRDN (a)	3,600,000	3,600,000
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 0.83% 6/7/17, VRDN (a)(b)	3,200,000	3,200,000
(MidAmerican Energy Proj.) Series 2008 A, 0.83% 6/7/17, VRDN (a)(b)	14,600,000	14,600,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.79% 6/7/17, LOC Northern Trust Co., VRDN (a)	7,010,000	7,010,000
		28,410,000
Kansas - 1.0%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.85% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.83% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	8,960,000	8,960,000
		15,960,000
Kentucky - 2.8%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.8% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	3,900,000	3,900,000
Series 2006 B, 0.85% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	3,700,000	3,700,000
Series 2008 A, 0.84% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	8,640,000	8,640,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.77% 6/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.77% 6/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 0.77% 6/7/17 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.85% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.86% 6/7/17, VRDN (a)(b)	17,300,000	17,300,000
		44,590,000
Louisiana - 6.7%
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.82% 6/7/17, LOC Freddie Mac, VRDN (a)	4,095,000	4,095,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 0.77% 6/7/17, VRDN (a)	3,400,000	3,400,000
(Christus Health Proj.) Series 2008 B, 0.77% 6/7/17, VRDN (a)	16,300,000	16,300,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.82% 6/1/17, VRDN (a)(b)	18,000,000	18,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.82% 6/1/17, VRDN (a)(b)	50,000,000	50,000,000
Series 1993, 0.82% 6/1/17, VRDN (a)(b)	12,000,000	12,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.86% 6/7/17, VRDN (a)	2,000,000	2,000,000
		105,795,000
Massachusetts - 0.4%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A2, 0.78% 6/7/17, LOC Barclays Bank PLC, VRDN (a)	6,500,000	6,500,000
Michigan - 0.2%
Michigan Fin. Auth. Rev. Series 22 A, 0.8% 6/7/17, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	3,289,000	3,289,000
Minnesota - 0.2%
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.82% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.82% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
		3,400,000
Mississippi - 0.4%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.84% 6/1/17, VRDN (a)(b)	6,400,000	6,400,000
Nebraska - 1.4%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.91% 6/7/17, VRDN (a)(b)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.83% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	20,000,000	20,000,000
		22,200,000
Nevada - 0.6%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.8% 6/7/17, VRDN (a)(b)	5,100,000	5,100,000
Series 2016 D, 0.83% 6/7/17, VRDN (a)(b)	1,600,000	1,600,000
Series 2016 E, 0.8% 6/7/17, VRDN (a)(b)	3,300,000	3,300,000
		10,000,000
New York - 12.8%
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (State Renaissance Court Proj.) Series A, 0.76% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	28,700,000	28,700,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, 0.77% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	6,200,000	6,200,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Aldus Street Apts. Proj.) Series A, 0.76% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	5,100,000	5,100,000
New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.76% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	3,500,000	3,500,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (941 Hoe Avenue Apts. Proj.) Series A, 0.76% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	6,660,000	6,660,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2017 BB, 0.84% 6/1/17 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	7,075,000	7,075,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.83% 6/2/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	11,700,000	11,700,000
Series 2010, 0.82% 6/2/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,800,000	9,800,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2002 A, 0.84% 6/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,000,000	10,000,000
Series 2004 A, 0.84% 6/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	8,900,000	8,900,000
(455 West 37th Street Hsg. Proj.) Series A, 0.84% 6/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	41,660,000	41,660,000
(505 West 37th Street Proj.) Series 2008 A, 0.85% 6/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	27,290,000	27,290,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.77% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	12,000,000	12,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.82% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	13,300,000	13,300,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.77% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	9,000,000	9,000,000
		200,885,000
North Carolina - 0.3%
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.8% 6/7/17, LOC Branch Banking & Trust Co., VRDN (a)	2,600,000	2,600,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.83% 6/7/17, LOC Branch Banking & Trust Co., VRDN (a)(b)	1,350,000	1,350,000
		3,950,000
Ohio - 0.2%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.8% 6/7/17, VRDN (a)	2,800,000	2,800,000
Pennsylvania - 1.6%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.82% 6/7/17, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 0.88% 6/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,570,000	1,570,000
Philadelphia Arpt. Rev. Series 2005 C1, 0.78% 6/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	22,790,000	22,790,000
		25,360,000
South Carolina - 0.8%
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.81% 6/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	6,900,000	6,900,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.81% 6/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	5,865,000	5,865,000
		12,765,000
Tennessee - 8.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2005, 0.86% 6/1/17, LOC Bank of America NA, VRDN (a)	28,240,000	28,240,000
Series 2008, 0.86% 6/1/17, LOC Bank of America NA, VRDN (a)	37,065,000	37,065,000
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.83% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,500,000	4,500,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.82% 6/7/17, LOC Bank of America NA, VRDN (a)	5,620,000	5,620,000
Series 2002, 0.86% 6/1/17, LOC Bank of America NA, VRDN (a)	24,780,000	24,780,000
Series 2004, 0.86% 6/1/17, LOC Bank of America NA, VRDN (a)	14,405,000	14,405,000
Series 2006, 0.86% 6/1/17, LOC Bank of America NA, VRDN (a)	19,350,000	19,350,000
		133,960,000
Texas - 3.8%
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.84% 6/1/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 A, 0.84% 6/1/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 0.82% 6/7/17, LOC Citibank NA, VRDN (a)(b)	1,975,000	1,975,000
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 0.82% 6/7/17, LOC Citibank NA, VRDN (a)(b)	1,200,000	1,200,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 0.82% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,400,000	3,400,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.91% 6/7/17, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.9% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.82% 6/7/17 (Total SA Guaranteed), VRDN (a)	1,100,000	1,100,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 0.82% 6/7/17 (Total SA Guaranteed), VRDN (a)	9,100,000	9,100,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.82% 6/7/17 (Total SA Guaranteed), VRDN (a)	2,600,000	2,600,000
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.88% 6/7/17 (Total SA Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
		58,935,000
Virginia - 0.2%
FHLMC Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.81% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	3,000,000	3,000,000
Washington - 0.3%
Port of Seattle Rev. Series 2008, 0.83% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	4,600,000	4,600,000
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.02% 6/7/17, VRDN (a)(b)	4,200,000	4,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.05% 6/7/17, VRDN (a)(b)	4,000,000	4,000,000
		8,200,000
Wisconsin - 0.1%
Kohler Solid Waste Disp. (Kohler Co. Proj.) Series 1997, 1% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	700,000	700,000
Wyoming - 1.6%
Converse County Envir. Impt. Rev. Series 1995, 0.86% 6/7/17, VRDN (a)(b)	3,100,000	3,100,000
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.88% 6/7/17, VRDN (a)	1,500,000	1,500,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.):
Series 2009 A, 0.79% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
Series 2009 B, 0.79% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,000,000	7,000,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.87% 6/7/17, VRDN (a)	3,500,000	3,500,000
		25,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,163,659,325)		1,163,659,325

Tender Option Bond - 23.7%
Arizona - 0.6%
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	700,000	700,000
Participating VRDN Series ROC II R 11959X, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	310,000	310,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,300,000	1,300,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Floaters XM 04 47, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,400,000	1,400,000
Series XL 00 16, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,200,000	6,200,000
		9,910,000
California - 0.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,035,000	2,035,000
Dignity Health Participating VRDN Series 17 04, 0.86% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,295,000	1,295,000
		3,330,000
Colorado - 3.5%
Childrens Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.86% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	600,000	600,000
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 0.98% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	500,000	500,000
Series ZF 04 17, 0.93% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	800,000	800,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.88% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,600,000	3,600,000
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,300,000	4,300,000
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,190,000	2,190,000
JPMorgan Chase Participating VRDN Series 5008, 0.84% 6/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	42,885,000	42,885,000
		54,875,000
District Of Columbia - 0.1%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,000,000	1,000,000
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,085,000	1,085,000
		2,085,000
Florida - 1.0%
Brooks Health Sys. Participating VRDN Series XG 0064, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,200,000	2,200,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 12017, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,400,000	4,400,000
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series Solar 17 02, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,400,000	2,400,000
Participating VRDN Series Putters 2539, 0.83% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100,000	2,100,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,100,000	1,100,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	900,000	900,000
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 0.93% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
		15,800,000
Hawaii - 0.5%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	600,000	600,000
Participating VRDN Series 16 XF0439, 0.83% 6/7/17 (Liquidity Facility Bank of America NA) (a)(c)	6,000,000	6,000,000
Honolulu City & County Gen. Oblig. Bonds Series 2016, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,300,000	1,300,000
		7,900,000
Illinois - 1.5%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800,000	1,800,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.03% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	400,000	400,000
Illinois Fin. Auth. Rev. Participating VRDN Series 15 XM0050, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,000,000	9,000,000
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	600,000	600,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series 15 XM 0078, 0.83% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,090,000	5,090,000
Southwestern Ill Dev. Auth. Heal Participating VRDN Series Putters 5014, 0.84% 6/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
The County of Cook Participating VRDN Series XF 23 13, 0.93% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	985,000	985,000
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.84% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,125,000	1,125,000
		24,000,000
Indiana - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,500,000	1,500,000
Kansas - 0.4%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,420,000	5,420,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.88% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	900,000	900,000
		6,320,000
Kentucky - 0.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	800,000	800,000
Louisiana - 0.8%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.83% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,200,000	10,200,000
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700,000	1,700,000
		11,900,000
Maryland - 0.6%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.95% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600,000	1,600,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.88% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,275,000	7,275,000
		8,875,000
Massachusetts - 1.3%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.81% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	17,100,000	17,100,000
Series Clipper 07 41, 0.81% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	3,700,000	3,700,000
		20,800,000
Michigan - 4.9%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,050,000	3,050,000
JPMorgan Chase Participating VRDN Series Putters 5009, 0.84% 6/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	74,270,000	74,270,000
		77,320,000
Missouri - 0.3%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100,000	4,100,000
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,700,000	1,700,000
Series Floaters XX 10 04, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,200,000	1,200,000
		2,900,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.97% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,100,000	1,100,000
New York - 0.3%
JPMorgan Chase Participating VRDN Series Putters 5012, 0.84% 6/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000,000	4,000,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	375,000	375,000
		4,375,000
North Carolina - 0.2%
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000,000	2,000,000
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.84%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,000,000	1,000,000
		3,000,000
Ohio - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	300,000	300,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 7/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	800,000	800,000
		1,100,000
Oklahoma - 0.1%
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,400,000	1,400,000
Oregon - 0.1%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.88% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,045,000	1,045,000
Pennsylvania - 0.4%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 5011, 0.84% 6/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Floaters YX 10 49, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,835,000	1,835,000
		6,835,000
South Carolina - 0.6%
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,300,000	1,300,000
South Carolina Gen. Oblig. Participating VRDN Series 2017, 0.93% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,000,000	1,000,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series 2017 XF 2425, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,900,000	3,900,000
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.93% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,480,000	3,480,000
		9,680,000
Texas - 2.1%
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,200,000	1,200,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Putters 15 3, 0.84% 6/1/17 (Liquidity Facility J.P. Morgan Securities, LLC) (a)(c)	18,000,000	18,000,000
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 0.81% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000,000	4,000,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,490,000	1,490,000
San Antonio Wtr. Sys. Rev. Bonds Series 2016 5, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,155,000	5,155,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 ZF 0282, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
		33,845,000
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.83% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,700,000	2,700,000
Virginia - 0.7%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,100,000	5,100,000
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	5,565,000	5,565,000
Virginia Gen. Oblig. Bonds Series 2016 11, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,000,000	1,000,000
		11,665,000
Washington - 1.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 5002, 0.84% 6/1/17 (Liquidity Facility J.P. Morgan Securities, LLC) (a)(c)	21,985,000	21,985,000
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,600,000	1,600,000
Series ROC II R 11962, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,200,000	2,200,000
		25,785,000
Wisconsin - 1.2%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.82% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	14,700,000	14,700,000
Series Clipper 09 53, 0.82% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,900,000	2,900,000
Wisconsin Health & Edl. Facilities Auth. Participating VRDN Series 2016, 0.94% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	700,000	700,000
		18,300,000
TOTAL TENDER OPTION BOND
(Cost $373,245,000)		373,245,000

Other Municipal Security - 2.1%
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,385,000	1,385,000
Series 2010 A2, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	7,100,000	7,100,000
		8,485,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1% tender 6/7/17, CP mode	1,700,000	1,700,034
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 2017 A, 1.05% tender 6/9/17, CP mode	1,000,000	1,000,100
Series 93B:
1% tender 6/15/17, CP mode	1,600,000	1,600,080
1% tender 6/22/17, CP mode	2,800,000	2,800,112
Series 1993 A, 1% tender 7/13/17, CP mode	2,900,000	2,900,000
		8,300,292
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 2017 A:
1.1% tender 6/2/17, CP mode (b)	4,400,000	4,400,044
1.1% tender 6/9/17, CP mode (b)	1,500,000	1,500,060
Series A1, 1.05% tender 6/22/17, CP mode (b)	4,400,000	4,400,176
		10,300,280
Virginia - 0.2%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.99% tender 6/12/17, CP mode (b)	2,400,000	2,400,096
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2017, 1.1% tender 6/9/17, CP mode (b)	1,800,000	1,800,072
TOTAL OTHER MUNICIPAL SECURITY
(Cost $32,985,000)		32,985,774
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,569,889,325)		1,569,890,099
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,079,765
NET ASSETS - 100%		$1,570,969,864

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $800,000 or 0.1% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2017
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,569,889,325)		$1,569,890,099
Cash		1,382
Receivable for investments sold		1,000,685
Interest receivable		1,406,831
Receivable from investment adviser for expense reductions		1,369
Other receivables		3,578
Total assets		1,572,303,944
Liabilities
Distributions payable	$1,329,348
Other payables and accrued expenses	4,732
Total liabilities		1,334,080
Net Assets		$1,570,969,864
Net Assets consist of:
Paid in capital		$1,570,957,896
Distributions in excess of net investment income		(159)
Accumulated undistributed net realized gain (loss) on investments		11,353
Net unrealized appreciation (depreciation) on investments		774
Net Assets, for 1,570,887,891 shares outstanding		$1,570,969,864
Net Asset Value, offering price and redemption price per share ($1,570,969,864 ÷ 1,570,887,891 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2017
Investment Income
Interest		$16,848,789
Expenses
Tax fee	$24,630
Independent trustees' fees and expenses	12,358
Tax expense	1,369
Total expenses before reductions	38,357
Expense reductions	(37,313)	1,044
Net investment income (loss)		16,847,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		32,728
Total net realized gain (loss)		32,728
Change in net unrealized appreciation (depreciation) on investment securities		774
Net increase in net assets resulting from operations		$16,881,247

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2017	Year ended May 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,847,745	$4,259,760
Net realized gain (loss)	32,728	228,915
Change in net unrealized appreciation (depreciation)	774	–
Net increase in net assets resulting from operations	16,881,247	4,488,675
Distributions to shareholders from net investment income	(16,847,904)	(4,259,579)
Distributions to shareholders from net realized gain	–	(1,175,653)
Total distributions	(16,847,904)	(5,435,232)
Affiliated share transactions
Proceeds from sales of shares	11,681,579,000	4,341,073,000
Cost of shares redeemed	(14,289,419,117)	(4,764,908,000)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,607,840,117)	(423,835,000)
Total increase (decrease) in net assets	(2,607,806,774)	(424,781,557)
Net Assets
Beginning of period	4,178,776,638	4,603,558,195
End of period	$1,570,969,864	$4,178,776,638
Other Information
Distributions in excess of net investment income end of period	$(159)	$–
Shares
Sold	11,681,551,542	4,341,073,000
Redeemed	(14,289,359,586)	(4,764,908,000)
Net increase (decrease)	(2,607,808,044)	(423,835,000)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Municipal Cash Central Fund

Years ended May 31,	2017 A	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.0066	.001	.001	.001	.002
Net realized and unrealized gain (loss)	.0001	–B	–B	–B	–B
Total from investment operations	.0067	.001	.001	.001	.002
Distributions from net investment income	(.0066)	(.001)	(.001)	(.001)	(.002)
Distributions from net realized gain	–	–B	–	–	–B
Total distributions	(.0066)	(.001)	(.001)	(.001)	(.002)
Net asset value, end of period	$1.0001	$1.00	$1.00	$1.00	$1.00
Total ReturnC	.67%	.12%	.05%	.07%	.17%
Ratios to Average Net AssetsD
Expenses before reductionsE	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyE	-%	-%	-%	-%	-%
Expenses net of all reductionsE	-%	-%	-%	-%	-%
Net investment income (loss)	.62%	.09%	.05%	.07%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,570,970	$4,178,777	$4,603,558	$5,657,214	$4,529,568

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 per share or $.0005

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2017

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company (FMR), or its affiliates.

In accordance with amendments to Rule 2a-7 of the 1940 Act, the Fund has been designated an institutional money market fund. Effective September 12, 2016, the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Prior to September 12, 2016, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities were valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Effective September 12, 2016, valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2017, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. For the period ended May 31, 2017, the Money Market Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$774
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$774
Tax Cost	$1,569,889,325

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$11,353
Net unrealized appreciation (depreciation) on securities and other investments	$774

The tax character of distributions paid was as follows:

	May 31, 2017	May 31, 2016
Tax-exempt Income	16,847,904	4,259,579
Long-term Capital Gains	–	1,175,653
Total	$16,847,904	$ 5,435,232

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,249.

4. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $12,358.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23,586.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $1,369.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Municipal Cash Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Cash Central Fund (a fund of Fidelity Revere Street Trust) as of May 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Municipal Cash Central Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
July 17, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 261 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2016 to May 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2016	Ending Account Value May 31, 2017	Expenses Paid During Period-B December 1, 2016 to May 31, 2017
Actual	.0009%	$1,000.00	$1,003.90	$-
Hypothetical-C		$1,000.00	$1,024.93	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended May 31, 2017, $16,200, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2017, 100% of the fund's income dividends was free from federal income tax, and 35.42% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2018 of amounts for use in preparing 2017 income tax returns.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MCC-ANN-0717
1.743117.117

Item 2.

Code of Ethics

As of the end of the period, May 31, 2017, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Tax-Free Cash Central Fund (the “Fund”):

Services Billed by Deloitte Entities

May 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$31,000	$-	$5,200	$900

May 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$31,000	$-	$5,500	$800

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Cash Central Fund, Fidelity Municipal Cash Central Fund, and Fidelity Securities Lending Cash Central Fund (the “Funds”):

Services Billed by PwC

May 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$38,000	$3,800	$2,200	$1,800
Fidelity Municipal Cash Central Fund	$32,000	$3,200	$2,200	$1,500
Fidelity Securities Lending Cash Central Fund	$38,000	$3,800	$2,200	$1,800

May 31, 2016 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$39,000	$3,100	$2,200	$1,000
Fidelity Municipal Cash Central Fund	$33,000	$2,800	$2,200	$800
Fidelity Securities Lending Cash Central Fund	$39,000	$3,100	$2,200	$1,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2017A	May 31, 2016A
Audit-Related Fees	$-	$35,000
Tax Fees	$20,000	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2017A	May 31, 2016A,B
Audit-Related Fees	$6,260,000	$5,470,000
Tax Fees	$115,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	May 31, 2017 A	May 31, 2016 A,B
PwC	$8,565,000	$6,090,000
Deloitte Entities	$365,000	$85,000

A Amounts may reflect rounding.

B Certain amounts have been reclassified to align with current period presentation.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their  audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 26, 2017